Summary of Significant Accounting Policies (Details - Cost of revenue) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Cost of revenue	$ 2,056,343	$ 458,833	$ 3,260,678	$ 692,261
Product Sales [Member]
Product Information [Line Items]
Cost of revenue	526,063	315,763	590,096	397,143
Service [Member]
Product Information [Line Items]
Cost of revenue	$ 1,530,280	$ 143,070	$ 2,670,582	$ 295,118